Consolidated Statements of Shareholders' Equity Statement (USD $) In Millions	Total	Ordinary Shares [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total Eaton Shareholders' Equity [Member]	Shares Held in Trust [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2009	$ 6,818	$ 166	$ 3,947	$ 3,893	$ (1,208)	$ 6,777	$ (21)	$ 41
Ordinary shares, shares, outstanding at period start at Dec. 31, 2009		332.3
Net income	937	0	0	929	0	929	0	8
Other comprehensive loss, net of tax	(140)				(140)	(140)		0
Cash dividends paid	(371)	0	0	(363)	0	(363)	0	(8)
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	159	4	146	(4)	0	159	13	0
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		7.6
Ending balance at Dec. 31, 2010	7,403	170	4,093	4,455	(1,348)	7,362	(8)	41
Ordinary shares, shares, outstanding at period end at Dec. 31, 2010		339.9
Net income	1,352	0	0	1,350	0	1,350	0	2
Other comprehensive loss, net of tax	(616)				(616)	(616)		0
Cash dividends paid	(466)	0	0	(462)	0	(462)	0	(4)
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	178	1	177	(2)		178	2
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		2.8
Business divestiture	(16)					0		(16)
Repurchase of shares, shares		(8.3)
Repurchase of shares	(343)	(4)	(101)	(238)	0	(343)	0	0
Stockholders' equity attributable to noncontrolling interest at period end at Dec. 31, 2011	23
Ending balance at Dec. 31, 2011	7,492	167	4,169	5,103	(1,964)	7,469	(6)	23
Shareholders' equity attributable to parent at period end at Dec. 31, 2011	7,469
Ordinary shares, shares, outstanding at period end at Dec. 31, 2011	334.4	334.4
Net income	1,220	0	0	1,217	0	1,217	0	3
Other comprehensive loss, net of tax	0				0	0		0
Cash dividends paid	(515)	0	0	(512)	0	(512)	0	(3)
Exchange of Eaton Corporation shares (par value $0.50 per share) for Eaton shares (par value $0.01 per share)	0	(166)	166	0	0	0	0	0
Issuance of shares under equity-based compensation plans -net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010)	129	2	129	(2)	0	129	0	0
Issuance of shares under employee benefit plans, shares		3.2
Issuance of shares under employee benefit plans	168	0	166	0	0	168	2	0
Issuance of shares from acquistion of business, shares		128.1
Issuance of shares from acquistion of business	6,668	2	6,648	(1)	0	6,649	0	19
Issuance of shares under equity-based compensation plans-net (net of income tax benefit of $23 and $72 for the years 2012 and 2011 and income tax expense of $3 for the year 2010), shares		5.0
Registration of ordinary shares	(7)		(7)			(7)
Stockholders' equity attributable to noncontrolling interest at period end at Dec. 31, 2012	42
Ending balance at Dec. 31, 2012	15,155	5	11,271	5,805	(1,964)	15,113	(4)	42
Shareholders' equity attributable to parent at period end at Dec. 31, 2012	$ 15,113
Ordinary shares, shares, outstanding at period end at Dec. 31, 2012	470.7	470.7